Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 7,014	$ 6,766	$ 6,413	$ 6,247	$ 6,295	$ 5,863	$ 5,813	$ 5,661	$ 5,559	$ 5,463	$ 5,568	$ 5,407	$ 26,440	$ 23,632	$ 21,997
Net interest income	6,436	6,204	5,950	5,862	5,931	5,497	5,446	5,285	5,173	5,068	5,175	5,014	24,452	22,159	20,430
Net income	$ 1,779	$ 1,866	$ 1,726	$ 1,730	$ 1,953	$ 1,694	$ 1,611	$ 1,480	$ 1,607	$ 1,556	$ 1,517	$ 1,342	$ 7,101	$ 6,738	$ 6,022
Basic earnings per share	$ 0.65	$ 0.68	$ 0.63	$ 0.63	$ 0.72	$ 0.61	$ 0.59	$ 0.54	$ 0.59	$ 0.57	$ 0.55	$ 0.49	$ 2.59	$ 2.46	$ 2.20
Diluted earnings per share	$ 0.65	$ 0.68	$ 0.63	$ 0.63	$ 0.72	$ 0.61	$ 0.59	$ 0.54	$ 0.59	$ 0.57	$ 0.55	$ 0.49	$ 2.59	$ 2.46	$ 2.20